20A. Future Minimum rental receivable (Details) - ZHEJIANG JIAHUAN - CNY (¥) ¥ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Within 1 year	¥ 715	¥ 680
After 1 year but within 5 years	1,535	2,250
After 5 years	0	0
Total	¥ 2,250	¥ 2,930